Goodwill and Finite Life Intangible Assets - Schedule of Identified Intangible Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Identified intangible assets Gross	$ 1,701,000	$ 273,430	$ 1,917,000
Identified intangible assets Accumulated Amortization	(1,421,000)	358,206	(479,999)
Total identified intangible assets net	280,000	631,636	1,437,001
Customer Contracts [Member]
Identified intangible assets Gross	784,000	783,631	1,000,000
Identified intangible assets Accumulated Amortization	(633,000)	(510,201)	(226,869)
Total identified intangible assets net	$ 151,000	$ 1,700,631	$ 773,131
Customer Contracts [Member] | Minimum [Member]
Amortizable Period (years)	3 years	3 years	3 years
Customer Contracts [Member] | Maximum [Member]
Amortizable Period (years)	5 years	5 years	5 years
Proprietary Software [Member]
Identified intangible assets Gross	$ 917,000	$ (510,201)	$ 917,000
Identified intangible assets Accumulated Amortization	(788,000)	(558,794)	(253,130)
Total identified intangible assets net	$ 129,000	$ (1,068,995)	$ 663,870
Amortizable Period (years)	3 years	3 years	3 years